Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Apr. 30, 2021	Apr. 30, 2020	Jan. 31, 2021	Jan. 31, 2020
Income Statement [Abstract]
Revenues
Expenses:
Geological and geophysical costs	1,759	2,958	118,955	70,332
Salaries and benefits	36,559	37,750	144,513	219,188
Depreciation	1,458	1,674	6,336	2,684
Legal	19,947	50,536	167,800	37,706
Professional services	20,337	19,956	75,419	79,069
General and administrative	13,392	19,961	72,930	56,158
Travel	640	439	8,939	2,659
Net operating expenses	94,092	133,274	594,892	467,796
Loss from operations	(94,092)	(133,274)	(594,892)	(467,796)
Other income (expense):
Interest expense	(38,184)	(105,503)	(185,636)	(155,216)
Gain on forgiveness of SBA loan			30,578
Gain on settlement of accounts payable				177,000
Gain on change in fair value of derivative liability	50,652	55,036	205	108,543
Total other income (expense)	12,468	(50,467)	(154,853)	130,327
Net loss	$ (81,624)	$ (183,741)	$ (749,745)	$ (337,469)
Net loss per share of common stock - basic and diluted	$ (0.01)	$ (0.02)	$ (0.08)	$ (0.04)
Weighted average number of shares of common stock outstanding - basic and diluted	10,041,420	9,256,178	9,746,433	8,721,447